Consolidated Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss) income	$ (427,795)	$ 1,055,972
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	621,233	537,484
Bad debt expense	69,000	0
Deferred finance charge amortization	1,544	0
Provision for deferred income taxes	1,098,481	0
Changes in operating assets and liabilities:
Accounts receivable	(5,309,192)	1,071,945
Prepaid expenses	(201,326)	0
Costs and estimated earnings in excess of billings	(553,388)	(314,885)
Accounts payable	2,778,732	(707,687)
Accrued expenses	(117,249)	(87,677)
Billings in excess of costs and estimated earnings on uncompleted contracts	(54,601)	(73,556)
Accrued losses on contract in progress	(9,128)	9,128
Deferred compensation	(27,005)	143,768
Net cash used in operating activities	(2,130,694)	1,634,492
Cash flows from investing activities:
Purchase of solar arrays and equipment	(39,612)	(2,729,089)
Cash surrender value - life insurance	224,530	(83,897)
Investment costs	(129,142)	0
Investment in captive insurance	(60,052)	(44,823)
Net cash used in investing activities	(4,276)	(2,857,809)
Cash flows from financing activities:
Net borrowings on line of credit	2,212,517	972,524
Proceeds from long-term debt	9,338	930,395
Deferred finance charges	(21,547)	0
Payments of long-term debt	(347,356)	(387,622)
Due to stockholders	295,299	(245,715)
Equity line issuance costs	(10,968)	0
Stockholder distributions paid	(219,600)	(493,829)
Net cash provided by financing activities	1,917,683	775,753
Net decrease in cash	(217,287)	(447,564)
Cash, beginning	313,217	760,781
Cash, end	95,930	313,217
Cash paid during the year for:
Interest	244,068	134,810
Income taxes	5,859	250
Supplemental schedule of non-cash investing and financing activities:
Vehicles purchased and financed	126,793	189,563
Shares of Common Stock issued for equity line, at par	8	0
Accrued S corporation distributions which have not been paid	$ 266,814	$ 0